Summary of Significant Accounting Policies (Details) - Schedule of Key Financial Information Regarding the Operating Segments Comprise - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenue	$ 8,408,711	$ 9,484,761
Cost of revenue	(9,886,487)	(13,018,053)
General and administrative expenses	(9,053,084)	(5,668,357)
Selling and marketing expenses	(6,461,905)	(3,210,771)
Research and development expenses	(611,317)	(1,500,488)
Other expense	(1,598,658)	(565,184)
Other income	984,015	374,041
Financial income	558,718	2,719,636
Financial expense	(4,208,923)	(1,946,324)	$ (1,946,324)
Loss before income tax expense	(21,868,930)	(13,330,739)	$ (13,330,739)
Ride-hailing [Member]
Segment Reporting Information [Line Items]
Revenue
Cost of revenue
General and administrative expenses	(5,198,449)	(1,224,937)
Selling and marketing expenses	(6,236,299)	(2,985,954)
Research and development expenses	(565,770)
Other expense	(1,103,809)
Other income
Financial income
Financial expense
Loss before income tax expense	(13,104,327)	(4,210,891)
Two-wheeled electric vehicle rentals [Member]
Segment Reporting Information [Line Items]
Revenue	8,408,711	9,484,761
Cost of revenue	(9,886,487)	(13,018,053)
General and administrative expenses	(3,854,635)	(4,443,420)
Selling and marketing expenses	(225,606)	(224,817)
Research and development expenses	(45,547)
Other expense	(494,849)
Other income	984,015
Financial income
Financial expense
Loss before income tax expense	(5,114,398)	(8,201,529)
Unallocated [Member]
Segment Reporting Information [Line Items]
Revenue
Cost of revenue
General and administrative expenses
Selling and marketing expenses
Research and development expenses		(1,500,488)
Other expense		(565,184)
Other income		374,041
Financial income	558,718	2,719,636
Financial expense	(4,208,923)	(1,946,324)
Loss before income tax expense	$ (3,650,205)	$ (918,319)